Intangible Assets and Deferred Costs	12 Months Ended
Dec. 31, 2011
Intangible Assets and Deferred Costs [Abstract]
INTANGIBLE ASSETS AND DEFERRED COSTS

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	December 31,
	2011	2010
Cost:
Product and distribution rights	$73,479	$73,525
Deferred charges in respect of loans and bonds from institutional investors	194	183
Other deferred costs	1,541	1,541

	75,214	75,249

Accumulated amortization and impairment charges:
Product and distribution rights	54,353	50,818
Deferred charges in respect of loans and bonds from institutional investors	177	166
Other deferred costs	1,512	1,494

	56,042	52,478

Amortized cost	$19,172	$22,771

b.	Amortization expenses related to product and distribution rights were $3,576, $3,083 and $2,915 for the years ended December 31, 2011, 2010 and 2009, respectively.

c.	As of December 31, 2011, the estimated amortization expense of product and distribution rights for 2012 to 2016 is as follows: 2012 - $3,454; 2013 - $3,412; 2014 - $3,171; 2015 - $2,971; 2016 - $2,964.

d.	The weighted-average amortization period for product rights is approximately 6 years.